BUSINESS COMBINATIONS - Asset acquisitions (Details) - Asset acquisitions in six-month period ended June 30, 2020 - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Asset Acquisitions [Abstract]
Total cash considerations (net of the cash acquired)	¥ 36,952
Remaining consideration payable for asset acquisitions recorded in other payables	¥ 45,440	¥ 13,070